MH Elite Small Cap Fund of Funds
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MH Elite Small Cap Fund of Funds
Investment Advisory Fees		1.00%
Distribution (and/or Service) (12b-1) Fees		none
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	1.18%
Total Annual Fund Operating Expenses		2.43%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Directors. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .45%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MH Elite Small Cap Fund of Funds	249	786	1,377	3,133

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.14% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Small Cap Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 25 unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in common stocks of small and micro-capitalization companies. The Fund’s adviser currently considers small capitalization companies to be those with market capitalization of $2 billion or less and considers micro-capitalization companies to be those with market capitalization of $500 million or less. The underlying funds may also purchase other types of equity securities, in addition to common stocks, such as preferred stocks and convertible securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company. Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The investment objective of each of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

The majority of holdings of the underlying funds are intended to represent primarily U.S. based small companies. Although the underlying funds will normally focus on the securities of U.S. companies, they may invest in foreign securities. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in equity securities. The Fund will generally invest in a mix of fund styles identified as value, blend or growth funds. Depending on economic and market conditions, the Fund may be weighted more to one particular investment style.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, style drift, a change in the underlying fund’s portfolio manager or if exposure to foreign securities exceeds 30% of the underlying fund’s holdings.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

•      Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

•      Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

•      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

•      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

•      Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices;

•      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

•      Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks.  Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets;

•      Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MH Elite Small Cap Fund of Funds Calendar Year Total Returns

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.01% (quarter ending 6/30/2003) and the lowest return for a quarter was -27.83% (quarter ending 12/31/2008).
MH Elite Small Cap Fund of Funds Average Annual Total Returns Periods Ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds - Comparison Index - Russell 2000 (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
MH Elite Small Cap Fund of Funds	(7.09%)	(2.44%)	3.27%
MH Elite Small Cap Fund of Funds Return after taxes on distributions	(7.28%)	(2.82%)	2.47%
MH Elite Small Cap Fund of Funds Return after taxes on distributions and sale of fund shares	(4.73%)	(2.38%)	2.13%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.
MH Elite Fund of Funds
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MH Elite Fund of Funds
Investment Advisory Fees		1.00%
Distribution (and/or Service) (12b-1) Fees		none
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	0.96%
Total Annual Fund Operating Expenses		2.21%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Directors. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .45%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MH Elite Fund of Funds	226	714	1,251	2,848

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.82% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 25 unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in common stocks of mid and large-capitalization companies. The Fund’s adviser currently considers mid cap companies to have a market capitalization of between $2 billion and $10 billion and considers large-cap companies to have a market capitalization greater than $10 billion. The underlying funds may also purchase other types of equity securities, in addition to common stocks, such as preferred stocks and convertible securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company. Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The investment objective of each of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

The majority of holdings of the underlying funds are intended to represent primarily U.S. based mid and large cap companies. Although the underlying funds will normally focus on the securities of U.S. companies, they may invest in foreign securities. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in equity securities. The Fund will generally invest in a mix of fund styles identified as value, blend or growth funds. Depending on economic and market conditions, the Fund may be weighted more to one particular investment style.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, style drift, a change in the underlying fund’s portfolio manager or if exposure to foreign securities exceeds 30% of the underlying fund’s holdings.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

•      Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

•      Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

•      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

•      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

•      Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices;

•      Mid Size Company Risk – Stocks of medium sized companies tend to be more volatile and less liquid than stocks of large companies;

•      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

•      Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MH Elite Fund of Funds Calendar Year Total Returns
[1]	2004 - From inception: 1/13/2004 to 12/31/2004

During the 8-year period shown in the bar chart, the highest return for a quarter was 18.93% (quarter ending 06/30/2009) and the lowest return for a quarter was -23.30% (quarter ending 12/31/2008).
MH Elite Fund of Funds Average Annual Total Returns Periods Ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	Since Inception
MH Elite Fund of Funds - Comparison Index - Russell 1000 (reflects no deductions for fees, expenses or taxes)	1.50%	(0.02%)	3.76%	[1]
MH Elite Fund of Funds	(5.75%)	(2.09%)	2.00%	[1]
MH Elite Fund of Funds Return after taxes on distributions	(5.75%)	(2.42%)	1.63%	[1]
MH Elite Fund of Funds Return after taxes on distributions and sale of fund shares	(3.75%)	(2.05%)	1.39%	[1]
[1]	MH Elite Fund of Funds Inception Date 01/13/04

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.
MH Elite Select Portfolio of Funds
Investment Objective
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MH Elite Select Portfolio of Funds
Investment Advisory Fees		1.75%
Distribution (and/or Service) (12b-1) Fees		none
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	1.17%
Total Annual Fund Operating Expenses		3.17%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Directors. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .45%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MH Elite Select Portfolio of Funds	325	1,024	1,795	4,086

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.95% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Select Portfolio of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 30 unaffiliated open-end mutual funds (underlying funds). The underlying funds will represent a diversified mix of asset classes that may have a low correlation to the U.S. stock market including funds that invest in foreign developed markets, emerging markets, natural resources, precious metals and real estate. Natural resources portfolios focus on commodity based industries such as energy (e.g. oil, natural gas and nuclear), wind, water, solar chemicals, minerals (e.g. coal) and forest products in the U.S. or outside the U.S. Precious metals portfolios focus on mining stocks that are engaged in the exploration, mining, development and distribution of metals and minerals such as gold, silver, platinum, diamonds, copper and nickel. Underlying funds that in invest in real estate will own real estate companies, businesses supplying services to the real estate market and REITS, real estate investment trusts that own and operate real estate properties. In addition, the Fund may invest in long/short and/or short only funds. An underlying fund may also use derivatives such as options and futures contracts as a substitute for investing directly in equity securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The Fund has no restrictions on fund styles or on the average market capitalization of the underlying funds. There are also no geographic limits on the Fund’s non-U.S. investments. Under normal conditions, the Fund will invest at least 50% of its total assets in underlying funds that invest in non-U.S. companies.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification, a change in the underlying fund’s portfolio manager or a reweighting of asset classes by the Fund’s Adviser.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

•      Allocation Risk – The risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated to the underlying funds;

•      Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

•      Emerging Market Risk - There is a greater risk of investing in developing or emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. These countries have less developed securities markets or exchanges, and legal and accounting systems and may be considered speculative investments. Securities may be less liquid and more volatile than securities in countries with more mature markets. Emerging market countries may be subject to greater risks of government restrictions;

•      Foreign Market Risk – Investing in securities of non-U.S. companies involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar denominated securities. Risks unique to international investing include fluctuations in currency exchange rates, costs of converting foreign currency into U.S. dollars, price volatility and less liquidity, settlement practices and market inefficiencies, exposure to political and economic risks, including the risk of nationalization and war, lack of uniform accounting and financial reporting standards, less governmental supervision of securities markets, less financial information available to investors, demographics and higher costs. For these reasons investing in foreign markets may be more volatile than investing in the US market. These risks are often heightened for investments in emerging or developing countries.

•      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

•      Geographic Concentration Risks – Underlying funds may concentrate their investments in a particular geographic region and subject that fund to social, political and economic conditions unique to that particular area. As a result, the underlying fund is likely to be more volatile than a more geographically diverse international fund;

•      Industry Risks – An underlying fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more diversified fund. Investing in natural resources, precious metals and real estate present additional risks.  The prices of commodities may be volatile, fluctuating substantially over short periods of time. Prices can be adversely affected by factors surrounding political, regulatory and economic issues and the supply and demand for a particular commodity;

•      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

•      Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices;

•      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

•      Short Sale Risk – Short sales are transactions in which an underlying fund sells a stock it does not own. The underlying fund borrows the stock and is obligated to replace the stock borrowed by purchasing the stock at the market price at time of replacement. The price at such time may be higher or lower than the price at which the stock was sold. If the stock goes up in price during the period during which the short position is outstanding, the underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The underlying fund will benefit if the price declines during the period during which the short position is outstanding;

• Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks. Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets.
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MH Elite Select Portfolio of Funds Calendar Year Total Returns
[1]	2006 - From inception: 4/6/2006 to 12/31/2006

During the 6-year period shown in the bar chart, the highest return for a quarter was 14.97% (quarter ending 6/30/2009) and the lowest return for a quarter was -17.46% (quarter ending 9/30/2011).
MH Elite Select Portfolio of Funds Average Annual Total Returns Periods Ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	Since Inception
MH Elite Select Portfolio of Funds - Comparison Index - S & P 500 (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	1.17%	[1]
MH Elite Select Portfolio of Funds	(12.93%)	(1.31%)	(1.72%)	[1]
MH Elite Select Portfolio of Funds Return after taxes on distributions	(12.93%)	(1.34%)	(1.73%)	[1]
MH Elite Select Portfolio of Funds Return after taxes on distributions and sale of fund shares	(8.40%)	(1.14%)	(1.46%)	[1]
[1]	MH Elite Select Portfolio of Funds Inception Date 04/06/06

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

MH Elite Income Fund of Funds
Investment Objective
The Fund’s primary investment objective is income, with the potential for capital appreciation as a secondary objective.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MH Elite Income Fund of Funds
Investment Advisory Fees		1.00%
Distribution (and/or Service) (12b-1) Fees		none
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	0.72%
Total Annual Fund Operating Expenses		1.97%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Directors. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .45%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
MH Elite Income Fund of Funds	202	637

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund's portfolio turnover rate was 0.0% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Income Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 10 to 30 unaffiliated open-end mutual funds (underlying funds) with an investment objective that seeks to provide current income and/or total return. The Fund will attempt to manage risk and market volatility by investing in a wide range of income funds including funds that invest in U.S. treasury securities that are backed by the full faith and credit of the U.S. Government, corporate bonds, bank debt, mortgage backed securities, inflation indexed securities, debt securities of foreign government and corporate issuers, convertible bonds, high yield/junk bonds and emerging market debt. The credit quality of the bonds purchased by the underlying funds will range from unrated junk bonds to investment grade. The underlying funds will also invest in bonds of various maturities. The Fund may also invest in conservative asset allocation funds, which in turn employ a strategy of investing in a combination of bonds and common stocks, whereby the stock allocation is less than 40%, and equity funds that invest in dividend paying common stocks to generate income. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in debt securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification or a change in the underlying fund’s portfolio manager.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the bond and stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

•      Bank Debt Risk - An underlying fund may invest in bank debt that involves the participation in loans or of assignments of all or a portion of loans from third parties. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks including the risk that any loan collateral may become impaired;

•      Credit/Default Risk - An issuer of a fixed income security could be downgraded or default. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. If an underlying fund holds securities that have been downgraded or that default on payment, the fund’s performance could be negatively affected;

•      Currency Risk - Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars;

•      Derivative Risk - Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

•      Duration Risk – Duration measures the sensitivity of an asset price to movements in yields. Debt securities with longer maturities are more sensitive and volatile to price risk from changes in interest rates;

•      Emerging Market Risk - Emerging market debt securities are generally more volatile and less liquid than debt securities of developed countries;

•      Foreign Market Risk - The underlying funds may invest in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices;

•      Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

•      High Yield Risk - Issuers of lower rated or high yield debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties that could affect their ability to make interest and principal payments when due. High yield debt securities are generally more illiquid,  harder to value and are subject to greater price volatility than higher credit quality securities;

•      Interest Rate Risk - When interest rates rise, debt security prices generally fall. The opposite is also generally true, debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes;

•      Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

•      Market Risk - The value of your investment in the Fund will fluctuate in response to the bond and stock market and general economic conditions. There is the chance that bond and stock prices overall will decline because markets tend to move in cycles, with periods of rising and falling prices and interest rates;

•      Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have   an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute taxable gains and dividends to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

•      Prepayment Risk – Debt securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves;

Performance Information

During the most recent fiscal year, the MH Elite Income Fund of Funds was not in operation and consequently cannot report performance information. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index.

MH Elite Income Fund of Funds Calendar Year Total Returns
[1]	2011 - From inception: 8/15/2011 to 12/31/2011

During the period shown in the bar chart, the highest and lowest return for a quarter was 1.4% (quarter ending 12/31/2011). As of the year ended 2011, the Fund had completed only one full quarter.
MH Elite Income Fund of Funds Average Annual Total Return Period Ended December 31, 2011
Average Annual Total Returns		Since Inception
MH Elite Income Fund of Funds - Comparison Index - Barclay's Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[1]	1.92%
MH Elite Income Fund of Funds	[1]	1.40%
MH Elite Income Fund of Funds Return after taxes on distributions	[1]	1.40%
MH Elite Income Fund of Funds Return after taxes on distributions and sale of fund shares	[1]	0.91%
[1]	MH Elite Income Fund of Funds Inception Date 08/15/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.